Segments (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of operating segments [abstract]
Summary of Results by Segment
Results by segment

Half year to	Retail Banking	Corporate & Commercial Banking	Corporate & Investment Banking	Corporate Centre	Total
30 June 2021	£m	£m	£m	£m	£m
Net interest income/(expense)	1,750	203	—	(25)	1,928
Non-interest income	185	51	—	48	284
Total operating income	1,935	254	—	23	2,212
Operating expenses before credit impairment losses, provisions and charges	(922)	(177)	—	(242)	(1,341)
Credit impairment losses	48	22	—	—	70
Provisions for other liabilities and charges	(67)	(5)	—	(118)	(190)
Total operating credit impairment losses, provisions and charges	(19)	17	—	(118)	(120)
Profit/(loss) from continuing operations before tax	994	94	—	(337)	751

Revenue from external customers	2,223	273	—	(284)	2,212
Inter-segment revenue	(288)	(19)	—	307	—
Total operating income	1,935	254	—	23	2,212

Revenue from external customers includes the following fee and commission income disaggregated by income type:(1)
–Current account and debit card fees	185	23	—	—	208
–Insurance, protection and investments	33	—	—	—	33
–Credit cards	29	—	—	—	29
–Non-banking and other fees(2)	3	29	—	—	32
Total fee and commission income	250	52	—	—	302
Fee and commission expense	(140)	(10)	—	(5)	(155)
Net fee and commission income/(expense)	110	42	—	(5)	147

30 June 2021
Customer loans	189,526	17,055	1,913	3,105	211,599
Total assets(3)	198,741	17,055	2,057	73,957	291,810
Of which assets held for sale	608	—	2,037	—	2,645
Customer deposits	156,713	25,244	3,817	9,210	194,984
Total liabilities	157,268	25,263	3,912	88,400	274,843
Of which liabilities held for sale	—	—	3,912	—	3,912
(1)The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(3)Includes customer loans, net of credit impairment loss allowances.

Half year to(4)(5)	Retail Banking	Corporate & Commercial Banking	Corporate & Investment Banking	Corporate Centre	Total
30 June 2020	£m	£m	£m	£m	£m
Net interest income/(expense)	1,369	181	—	(33)	1,517
Non-interest income	227	49	—	8	284
Total operating income/(expense)	1,596	230	—	(25)	1,801
Operating expenses before credit impairment losses, provisions and charges	(984)	(161)	—	(79)	(1,224)
Credit impairment losses	(213)	(150)	—	(1)	(364)
Provisions for other liabilities and charges	(56)	3	—	(12)	(65)
Total operating credit impairment losses, provisions and charges	(269)	(147)	—	(13)	(429)
Profit/(loss) from continuing operations before tax	343	(78)	—	(117)	148

Revenue from external customers	1,973	278	—	(451)	1,800
Inter-segment revenue	(377)	(48)	—	426	1
Total operating income/(expense)	1,596	230	—	(25)	1,801

Revenue from external customers includes the following fee and commission income disaggregated by income type:(1)
–Current account and debit card fees	244	21	—	—	265
–Insurance, protection and investments	31	—	—	—	31
–Credit cards	35	—	—	—	35
–Non-banking and other fees(2)	20	24	—	5	49
Total fee and commission income	330	45	—	5	380
Fee and commission expense	(164)	(12)	—	(5)	(181)
Net fee and commission income	166	33	—	—	199

31 December 2020
Customer loans	186,476	17,626	2,784	3,483	210,369
Total assets(3)	195,142	17,626	2,784	83,512	299,064
Customer deposits	152,167	24,985	6,506	8,074	191,732
Total liabilities	152,715	25,011	6,517	98,576	282,819
(1)The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(3)Includes customer loans, net of credit impairment loss allowances
(4)Restated, as reflected in Note 2 to the Consolidated Financial Statements in the 2020 Annual Report, following a management review of our structure.
(5)Restated to reflect the presentation of discontinued operations, as set out in Note 33.